Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 36,669	$ 34,057	$ 22,000
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		21,737	17,600	7,575
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		11,468	12,576	9,419
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,757	1,667	1,979
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		1,707	2,214	3,027
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	36,116	33,482	21,845
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	21,615	17,506	7,580
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	11,071	12,122	9,279
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,736	1,654	1,970
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 1,694	$ 2,200	$ 3,016

[1]	Balances are net of impairment allowances of nil (April 30, 2020 – nil; October 31, 2019 – nil).